Additional Information Required by the Argentine Central Bank - Summary of Financial Trust Contracts (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 36,708,413
GAS I
Disclosure of trust activities [line items]
Date of Contract	Dec. 06, 2006
Trust		GAS I
Maturity Date		Dec. 31, 2024
GAS II
Disclosure of trust activities [line items]
Date of Contract	May 14, 2009
Trust		GAS II
Maturity Date		Dec. 31, 2024
MILA III
Disclosure of trust activities [line items]
Date of Contract	Jun. 08, 2011
Trust		MILA III
Maturity Date		Dec. 31, 2024
MILA IV
Disclosure of trust activities [line items]
Date of Contract	Sep. 01, 2011
Trust		MILA IV
Maturity Date		Dec. 31, 2024
Financial trust contract [member] | Financial guarantee contracts [member] | Banco de Galicia y Buenos Aires S.A.U. | GAS I
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 1,271,939
Financial trust contract [member] | Financial guarantee contracts [member] | Banco de Galicia y Buenos Aires S.A.U. | GAS II
Disclosure of trust activities [line items]
Balances of Trust Funds	35,249,895
Financial trust contract [member] | Financial guarantee contracts [member] | Banco de Galicia y Buenos Aires S.A.U. | MILA III
Disclosure of trust activities [line items]
Balances of Trust Funds	167,600
Financial trust contract [member] | Financial guarantee contracts [member] | Banco de Galicia y Buenos Aires S.A.U. | MILA IV
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 18,979